RELATED PARTIES TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTIES TRANSACTIONS AND BALANCES

NOTE 21 – RELATED PARTIES TRANSACTIONS AND BALANCES

Related Parties - As defined in IAS 24, “Related Party Disclosures” (“IAS 24”). Key management personnel - included together with other entities in the definition of “related parties” in IAS 24, include the members of the Board of Directors and senior executives.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 21 – RELATED PARTIES TRANSACTIONS AND BALANCES (cont.)

A)	Balances with related parties

			Convenience translation into U.S. dollars
	Year ended December 31,
	2024	2025	2025
	NIS in thousands		in thousands

Salaries and related benefits for related parties employed by the Company	471	709	222
Compensation for related parties not employed by the Company	140	103	32

Does not include an amount of NIS 276 thousand (approximately $87 thousand) and NIS 1,622 thousand as of December 31, 2025 and 2024, respectively, related to share-based compensation liability (see note 13(2)).

B)	Transactions with related parties

				Convenience translation into U.S. dollars
	Year ended December 31,
	2023	2024	2025	2025
	NIS in thousands			in thousands
Compensation for related parties:
Salaries and related benefits for related parties employed by the Company	2,142	2,350	2,887	905
Compensation for related parties not employed by the Company	610	574	509	160

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 21 – RELATED PARTIES TRANSACTIONS AND BALANCES (cont.)

C)	Compensation for key management personnel

				Convenience translation into U.S. dollars
	Year ended December 31,
	2023	2024	2025	2025
	NIS in thousands			in thousands

Salaries and related expenses	6,026	6,009	3,474	1,089
Share-based compensation	339	391	62	19
Number of key management personnel	9	8	4	4

Other payables and accruals	87	772	346	108

VP Hardware – Menashe Sonnenschein (brother of the Company’s Director, CEO and controlling shareholder - Dr. Elazar Sonnenschein)

On May 21, 2025, the General Meeting of the Company’s shareholders, further to the approval of the Board of Directors dated March 27, 2025, and the approval of the Compensation Committee dated February 25, 2025, approved the update of the terms of office and employment of the VP of Hardware Mr. Menashe Sonnenschein (brother of a director, CEO and controlling shareholder of the Company - Dr. Elazar Sonnenschein - CEO of the Company and Director) as follows:

Bonus in the amount of NIS 60 thousand for 2024. Furthermore, effective April 1, 2025, (1) the annual bonus ceiling to which he will be entitled The VP of Hardware will be updated to 2 monthly salaries (instead of 1.5 monthly salaries, as was the case until now) in order to compare his conditions to those of other managers similar to his position in the company. (2) His monthly salary will be NIS 55 thousand (approximately $17 thousand), instead of NIS 50 thousand (approximately $16 thousand). (3) The amendment to the option plan (repricing), subject to approval by the Tax Authority, will apply to the options granted to the VP of Hardware.

In addition to salaries and wages, senior management members participate in the Company’s share option plan (see note 13(c)).

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 21 – RELATED PARTIES TRANSACTIONS AND BALANCES (cont.)

D)	Engagement between the Company and the CEO

On May 21, 2025, the general meeting of the Company’s shareholders, further to the approval of the Board of Directors on March 27, 2025, and the approval of the Compensation Committee on February 25, 2025, approved the update of the terms of office and employment of the Company’s CEO and Director Dr. Elazar Sonnenschein, as follows:

Provision of a bonus in the amount of NIS 300 thousand (approximately $94 thousand) for 2024. In addition, and starting from the date of approval by the shareholders’ meeting as aforesaid, the salary of the Company’s CEO will be updated as follows: Monthly management fees have been updated to a total of NIS 130 thousand (approximately $41 thousand). The monthly payment for the component embodying social and related rights will be updated to a total of NIS 39 thousand (approximately $12 thousand). Vehicle expenses: The CEO will be given two options to choose from: (1) continuing the existing format and updating this component to a total of NIS 11 thousand (approximately $3.4 thousand) or (2) providing the CEO with a leasing vehicle (the value of the vehicle will not exceed NIS 250 thousand (approximately $78 thousand)). Accommodation (“Per Diem”) expenses - a total of NIS 5 thousand (approximately $1.6 thousand) each month.